Condensed Balance Sheets (USD $)	Jun. 30, 2011	Sep. 30, 2010
Current Assets
Cash	$ 2,560,269	$ 0
Inventory	11,005	0
Prepaid Expenses	6,437	0
Total Current Assets	2,577,711	0
Equipment and Intangibles, net	4,548	2,373
Total Assets	2,582,259	2,373
Current Liabilities
Accounts payable and accrued expenses	73,537	10,790
Loan Payable	0	285,750
Loan Payable - related party	11,856	0
Total Liabilities	85,393	296,540
Commitments and Contingencies	0	0
Stockholders' Equity/(Deficiency)
Preferred stock, $0.0001 par value; 100,000,000 shares authorized, none issued and outstanding	0	0
Common stock, $0.0001 par value; 100,000,000 shares authorized, 12,050,000 and 7,037,500, issued and outstanding, respectively	1,205	703
Additional paid-in capital	21,623,179	261,571
Less: Treasury stock; 2,500,000 and 2,500,000, respectively	(93,000)	(93,000)
Deficit accumulated during the development stage	(19,034,518)	(463,441)
Total Stockholders' Deficiency	2,496,866	(294,167)
Total Liabilities and Stockholders' Deficiency	$ 2,582,259	$ 2,373